Debt (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Short- and Long-Term Debt
a)
The Company’s short- and long-term debt consists of the following:

As of December 31, 2022				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	19,414,300
	Fixed-rate Senior notes (i)	2.875%	2030		19,414,300
	Fixed-rate Senior notes (i)	4.700%	2032		14,560,725
	Fixed-rate Senior notes (i)	6.375%	2035		19,051,835
	Fixed-rate Senior notes (i)	6.125%	2037		7,168,245
	Fixed-rate Senior notes (i)	6.125%	2040		38,741,430
	Fixed-rate Senior notes (i)	4.375%	2042		22,326,445
	Fixed-rate Senior notes (i)	4.375%	2049		24,267,875

	Subtotal U.S. dollars			Ps.	164,945,155

Mexican pesos
	Domestic Senior notes (i)	TIIE + 0.050%	2024	Ps.	1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,683,928
	Domestic Senior notes (i)	TIIE + 0.300%	2025		335,731
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		7,099,289

	Subtotal Mexican pesos			Ps.	53,554,397

Euros
	Commercial Paper (ii)	2.010% - 2.270%	2023	Ps.	2,597,875
	Fixed-rate Senior notes (i)	3.500%	2023		6,234,902
	Fixed-rate Senior notes (i)	3.259%	2023		15,587,256
	Exchangeable Bond (i)	0.000%	2024		43,581,968
	Fixed-rate Senior notes (i)	1.500%	2024		17,665,557
	Fixed-rate Senior notes (i)	1.500%	2026		15,587,256
	Fixed-rate Senior notes (i)	0.750%	2027		15,708,525
	Fixed-rate Senior notes (i)	2.125%	2028		12,395,194

	Subtotal euros			Ps.	129,358,533

Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	11,729,149
	Fixed-rate Senior notes (i)	5.750%	2030		15,247,894
	Fixed-rate Senior notes (i)	4.948%	2033		7,037,490
	Fixed-rate Senior notes (i)	4.375%	2041		17,593,724

	Subtotal Pound Sterling			Ps.	51,608,257

Brazilian reais
	Debentures (i)	CDI + 1.350%	2023	Ps.	9,302,135
	Promissory Notes (i)	CDI + 1.000%	2023		2,976,683
	Debentures (i)	CDI + 1.400%	2024		15,813,630
	Debentures (i)	CDI + 1.370%	2025		5,581,281

	Subtotal Brazilian reais			Ps.	33,673,729

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,924,847

	Subtotal Japanese yen			Ps.	1,924,847

Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,964,099

	Subtotal Chilean pesos			Ps.	3,964,099

	Subtotal other currencies			Ps.	5,888,946

As of December 31, 2022				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Lines of Credit and others
U.S. dollars
	Lines of credit (iii)	5.050%	2023	Ps.	491,750
Euros
	Lines of credit (iii)	2.083% - 2.650%	2023 - 2024		17,052,458
Mexican pesos
	Lines of credit (iii)	TIIE + 0.280% - TIIE + 0.580%	2023		43,580,000
Peruvian Soles
	Lines of credit (iii)	6.00%	2023		4,142,056
Colombian pesos
	Lines of credit (iii)	IBR + 2.25%	2023		165,479
Brazilian reais
	Lines of credit (iii)	13.32%	2023		6,105,177
Others
	Lines of credit (iii)	11.00%	2023		23,543

	Subtotal Lines of Credit and others			Ps.	71,560,463

	Total debt				Ps.510,589,480

	Less: Short-term debt and current portion of long-term debt				Ps.102,024,414

	Long-term debt				Ps.408,565,066

As of December 31, 2023				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Senior Notes
U.S. dollars
	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	16,893,500
	Fixed-rate Senior notes (i)	2.875%	2030		16,893,500
	Fixed-rate Senior notes (i)	4.700%	2032		12,670,125
	Fixed-rate Senior notes (i)	6.375%	2035		16,578,098
	Fixed-rate Senior notes (i)	6.125%	2037		6,237,503
	Fixed-rate Senior notes (i)	6.125%	2040		33,711,148
	Fixed-rate Senior notes (i)	4.375%	2042		19,427,525
	Fixed-rate Senior notes (i)	4.375%	2049		21,116,875

	Subtotal U.S. dollars			Ps.	143,528,274

Mexican pesos
	Commercial Paper (ii)	11.439%	2024	Ps.	200,000
	Domestic Senior notes (i)	TIIE + 0.020%	2024		1,356,693
	Domestic Senior notes (i)	TIIE + 0.050%	2024		1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,930,385
	Domestic Senior notes (i)	TIIE + 0.050%	2025		3,000,000
	Domestic Senior notes (i)	TIIE + 0.300%	2025		409,419
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		10,578,733

	Subtotal Mexican pesos			Ps.	89,926,765

Euros
	Commercial Paper (ii)	4.110% - 4.210%	2024	Ps.	9,510,854
	Exchangeable Bond (i)	0.000%	2024		37,662,984
	Fixed-rate Senior notes (i)	1.500%	2024		15,851,424
	Fixed-rate Senior notes (i)	1.500%	2026		13,986,551
	Fixed-rate Senior notes (i)	0.750%	2027		14,095,366
	Fixed-rate Senior notes (i)	2.125%	2028		11,122,292
	Fixed-rate Senior notes (i)	5.250%	2028		9,324,371

	Subtotal euros			Ps.	111,553,842

As of December 31, 2023				(Thousands of Mexican pesos)
Currency	Loan	Interest rate	Maturity	Total
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	10,753,557
	Fixed-rate Senior notes (i)	5.750%	2030		13,979,625
	Fixed-rate Senior notes (i)	4.948%	2033		6,452,134
	Fixed-rate Senior notes (i)	4.375%	2041		16,130,336

	Subtotal Pound Sterling			Ps.	47,315,652

Brazilian reais
	Debentures (i)	CDI + 1.400%	2024	Ps.	14,830,185
	Debentures (i)	CDI + 1.100%	2024		3,489,455
	Debentures (i)	CDI + 1.370%	2025		5,234,183
	Debentures (i)	CDI + 1.350%	2026		5,234,183

	Subtotal Brazilian reais			Ps.	28,788,006

Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,557,115

	Subtotal Japanese yen			Ps.	1,557,115

Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,541,257

	Subtotal Chilean pesos			Ps.	3,541,257

	Subtotal other currencies			Ps.	5,098,372

Lines of Credit and others
Euros
	Lines of credit (iii)	Euribor 1 M + 1.3% & 4.320%	2024 - 2028	Ps.	10,443,291
Mexican pesos
	Lines of credit (iii)	TIIE + 0.300% - TIIE + 0.790%	2024		52,680,000
Peruvian Soles
	Lines of credit (iii)	7.830% - 8.010%	2024		11,342,850

	Subtotal Lines of Credit and others			Ps.	74,466,141

	Total debt			Ps.	500,677,052

	Less: Short-term debt and current portion of long-term debt			Ps.	160,963,603

	Long-term debt			Ps.	339,713,449

Summary of Short Term Debt Maturities
An analysis of the Company’s short-term debt maturities as of December 31, 2022, and December 31, 2023, is as follows:

	2022		2023
Obligations and Senior Notes	Ps.	36,698,853	Ps.	95,821,829
Lines of credit		65,325,561		65,141,774

Subtotal short term debt	Ps.	102,024,414	Ps.	160,963,603

Weighted average interest rate		8.50%		7.01%

Summary of Long Term Debt Maturities
The Company’s long-term debt maturities are as follows:

Years	Amount
2025	Ps.	14,573,986
2026		29,974,291
2027		14,095,366
2028		40,787,112
2029		16,893,500
2030 and thereafter		223,389,194

Total	Ps.	339,713,449

Summary of Senior Notes Outstanding
(i) Senior Notes
The outstanding Senior Notes as of December 31, 2022, and December 31, 2023, are as follows:

Currency*	2022		2023
U.S. dollars	Ps.	164,945,155	Ps.	143,528,274
Mexican pesos		53,554,397		89,926,765
Euros		129,358,533		111,553,842
Pound sterling		51,608,257		47,315,652
Brazilian reais		33,673,729		28,788,006
Japanese yens		1,924,847		1,557,115
Chilean pesos		3,964,099		3,541,257

*	Thousands of Mexican pesos
*	Includes secured and unsecured senior notes.